DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp						6 Months Ended
	Jul. 13, 2021 USD ($) tranche $ / shares shares	Apr. 30, 2021 USD ($)	Mar. 08, 2021 USD ($)	Oct. 02, 2020 USD ($) $ / shares shares	Sep. 25, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 01, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item						1
Sale of units (in shares) | shares							23,974,632
Proceeds from sale of Private Placement Warrants							$ 6,794,926
Underwriting fees						$ 4,794,926	4,794,926
Deferred underwriting fee payable						8,391,121	8,391,121
Other offering costs						577,619	577,620
Gross proceeds				$ 15,041,246
Investment of Cash into Trust Account				14,746,320			239,746,320
Aggregate proceeds held in Trust Account				$ 239,746,320
Transaction costs						$ 13,763,667	$ 13,763,667
Share price per share | $ / shares						$ 9.20	$ 9.20
Operating bank account						$ 28,673,000
Loans from working capital						4,300,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Amount deposited into Trust Account						300,000,000
Contribution from sponsor						25,000,000
Investment Of Proceeds In Trust Account						300,000,000
Borrowed principal amount		$ 150,000,000	$ 100,000,000
PIPE Investors
Subsidiary, Sale of Stock [Line Items]
Purchase price						$ 550,000,000		$ 55,000,000
PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Purchase price								$ 550,000,000
Wheels Up
Subsidiary, Sale of Stock [Line Items]
Number of fractional shares that will be issued upon exercise of the Wheels Up warrants | shares	0
Total purchase price	$ 1,885,000,000
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares				1,474,632	22,500,000	23,974,632	23,974,632
Price per unit | $ / shares					$ 10.00
Gross proceeds from sale of units					$ 225,000,000
Exercise price of warrants | $ / shares					$ 10.00
Investment of Cash into Trust Account					$ 225,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares				1,474,632
Price per unit | $ / shares				$ 10.00
Deferred underwriting fee payable						$ 8,391,121
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares				196,617		4,333,333	4,333,333
Exercise price of warrants | $ / shares				$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants				$ 294,926		$ 6,500,000	$ 6,500,000
Loans from working capital						$ 250,000,000
Common Class A
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares							23,974,632
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001
Common Class A | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Conversion ratio	1
Number of shares per unit | shares	1
Price per share | $ / shares	$ 10.00
Additional shares | shares	9,000,000
Number of equal tranches | tranche	3
Common Class A | Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant | shares						1	1
Number of shares per unit | shares						1	1
Number of warrants per unit | shares						0.33	0.33
Common Class A | Private Placement.
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant | shares						1	1
Tranche one | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares	$ 12.50
Tranche two | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares	15.00
Tranche three | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares	17.50
Class B Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Conversion ratio						20
Class B Ordinary Shares | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Conversion ratio	1
Warrant | Wheels Up
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant | shares	1
Number of warrants per unit | shares	0.33